PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	R$ 7,231,359	R$ 7,139,785	R$ 7,982,637
Additions (reversal), net	618,576	306,055
Additional provisions inflows except income, other provisions	(237,435)	(464,921)
Write-offs due to payment	(988,197)	(861,325)
Interest accruals	726,315	81,705
Provisions and contingencies	1,607,456	1,770,997
Provisions and contingencies	5,623,903	5,368,788
Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(62,918)	(95,634)
Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(7,819)
Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(25,593)
Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(1,821)
Tax(1)
Disclosure of other provisions [line items]
Other provisions	2,105,071	2,022,987	2,753,323
Additions (reversal), net	106,581	40,063
Additional provisions inflows except income, other provisions	(75,119)	(489,082)
Write-offs due to payment	(62,457)	(70,922)
Interest accruals	144,755	(265,396)
Provisions and contingencies	89,274	160,947
Provisions and contingencies	2,015,797	1,862,040
Write-offs due to the Company's adherence to tax amnesty programs		885,471
Gains from the reversal of operating expenses of provision for contingencies	25,638	26,546
Gains from the reversal of financial expenses of monetary update of provisions for contingencies	65,990	374,271
Assumption of debt	75,119	484,654
Tax(1) | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(38,123)	(55,001)
Tax(1) | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(4,784)
Tax(1) | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Tax(1) | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(1,663)
Regulatory
Disclosure of other provisions [line items]
Provisions	1,073,962	1,151,095
Other provisions	1,073,962	1,151,095	1,760,866
Additions (reversal), net	16,042	(377,510)
Additional provisions inflows except income, other provisions	(172,320)	0
Write-offs due to payment	(10,162)	(16,299)
Interest accruals	89,307	(215,962)
Provisions and contingencies	55,651	195,063
Provisions and contingencies	1,018,311	956,032
Possible losses provisions	3,237,934	3,066,637
Gains from the reversal of operating expenses of provision for contingencies	386,392
Gains from the reversal of financial expenses of monetary update of provisions for contingencies		405,986
Write-off due to the Commitment Agreement Associated with the Self-Composition Negotiations	792,378
Regulatory | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	0
Regulatory | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Regulatory | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Regulatory | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Civil
Disclosure of other provisions [line items]
Provisions	1,434,665	1,411,141
Other provisions	1,434,665	1,411,141	1,226,995
Additions (reversal), net	257,986	251,429
Additional provisions inflows except income, other provisions	0	0
Write-offs due to payment	(392,614)	(340,327)
Interest accruals	158,152	273,044
Provisions and contingencies	749,193	573,679
Provisions and contingencies	685,472	837,462
Possible losses provisions	1,815,801	2,000,926
Civil | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	0
Civil | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Civil | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Civil | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Labor
Disclosure of other provisions [line items]
Provisions	978,552	935,541
Other provisions	978,552	935,541	693,712
Additions (reversal), net	377,994	420,471
Additional provisions inflows except income, other provisions	2	0
Write-offs due to payment	(519,069)	(423,720)
Interest accruals	206,620	213,409
Provisions and contingencies	662,626	701,300
Provisions and contingencies	315,926	234,241
Possible losses provisions	1,151,825	1,346,257
Labor | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(24,795)	(31,669)
Labor | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(573)
Labor | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(1,528)
Labor | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(158)
Contingent liabilities (PPA)
Disclosure of other provisions [line items]
Other provisions	1,186,635	1,075,139	1,002,901
Additions (reversal), net	(26,740)	(12,517)
Additional provisions inflows except income, other provisions	0	(410)
Write-offs due to payment	(1,544)	0
Interest accruals	113,253	76,201
Provisions and contingencies	8,166	5,075
Provisions and contingencies	1,178,469	1,070,064
Contingent liabilities (PPA) | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	(8,964)
Contingent liabilities (PPA) | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(2,462)
Contingent liabilities (PPA) | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	(24,065)
Contingent liabilities (PPA) | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	41,950	41,005	40,993
Additions (reversal), net	3,296	(10,798)
Additional provisions inflows except income, other provisions	0	14,929
Write-offs due to payment	(2,351)	(4,119)
Interest accruals	0	0
Provisions and contingencies	41,950	41,005
Provisions and contingencies	0	0
Provision for fines for canceling lease agreements | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	0
Provision for fines for canceling lease agreements | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for fines for canceling lease agreements | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for fines for canceling lease agreements | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for dismantling
Disclosure of other provisions [line items]
Other provisions	410,524	412,214	407,246
Additions (reversal), net	(25,920)	(5,083)
Additional provisions inflows except income, other provisions	10,002	9,642
Write-offs due to payment	0	0
Interest accruals	14,228	409
Provisions and contingencies	596	3,265
Provisions and contingencies	409,928	408,949
Provision for dismantling | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	0
Provision for dismantling | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for dismantling | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Provision for dismantling | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions	0	90,663	R$ 96,601
Additions (reversal), net	(90,663)	0
Additional provisions inflows except income, other provisions	0	0
Write-offs due to payment	0	(5,938)
Interest accruals	0	0
Provisions and contingencies	0	90,663
Provisions and contingencies	0	0
Amounts to be refunded to customers | Business combination – IPNET
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0	R$ 0
Amounts to be refunded to customers | Business combination – Samauma
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Amounts to be refunded to customers | Business combination – FiBrasil
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	0
Amounts to be refunded to customers | Business combination – Cyber
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	R$ 0